BUSINESS ACQUISITION - TSMA - Assets & Liabilities acquired (Details) - ARS ($) $ in Millions		4 Months Ended	8 Months Ended
	Sep. 14, 2024	Dec. 31, 2024	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
BUSINESS ACQUISITION
Cash and cash equivalents		$ 388,241	$ 388,241		$ 424,356	$ 331,267	$ 319,801
Total current investments		40,961	40,961		329,258
Trade receivables		361,010	361,010		352,894
PP&E		5,281,751	5,281,751		6,033,942
Intangible assets		2,312,933	2,312,933		2,407,444
Trade payables		542,367	542,367		947,795
Goodwill		4,113,535	4,113,535		$ 4,100,682	$ 4,092,046
Revenue			8,966
Net income			$ 3,752
TSMA
BUSINESS ACQUISITION
Cash and cash equivalents	$ 43
Investment	3,364
Trade receivables	635
PP&E	9,223
Customer Relationship recognized	1,392
Trade payables	(1,242)
Other assets / liabilities, net	(3,224)
Net identifiable assets acquired	10,191
Less: Fair value of previous interest in TSMA (50.1%)	(7,312)			$ (9,968)
Goodwill recognized as of acquisition date	4,404
Total	$ 7,283
Cash and cash equivalents				59
Total current investments				4,586
Trade receivables				866
PP&E				12,571
Intangible assets				1,898
Trade payables				1,694
Other assets / liabilities, net				(4,393)
Net identifiable assets acquired				13,893
Goodwill				6,003
Net identifiable assets, including goodwill				$ 9,928
Percentage of interest on stake previously held	50.10%
Revenue		8,791
Net income		$ 404